Other Investments	12 Months Ended
Dec. 31, 2021
Other Investments [Abstract]
Other Investments
Note 6 – Other Investments

	December 31	December 31
	2021	2020
	USD thousands	USD thousands
Separation Agreement from Therapin (A) (1)	1,509	1,414
Investment in Peace of Meat (B)	-	1,248
Total Other Investments	1,509	2,662

Developments in Other Investment	USD thousands

As at January 1, 2021	2,662
Initial investment in POM transferred to intangible asset	(1,223)
Proceeds from Therapin asset	(149)
Profit from increase in fair value	193
Effect of changes in exchange rates	26
As at December 31, 2021(1)	1,509

(1) USD 154 thousand are classified as a current asset.

A.	Separation Agreement from Therapin

On May 26, 2020, following the approval of the Company's Board of Directors, the Company engaged in a separation agreement with Therapin, in which the Company had held 14.74% of the issued and paid-up share capital. Pursuant to the separation agreement, the investment agreement under which the Company invested in Therapin an amount of USD 2.1 million (NIS 7.25 million) in return for allotment of shares and warrants of Therapin (the “Payment Amount”) was canceled, and replaced with a debt arrangement as follows:

1.
Therapin committed to pay to the Company an amount of USD 13 thousand (NIS 40 thousand) per month, thereafter as of August 1, 2020 over a period of 119 months (the “Payment Period”), for an aggregate total amount of USD 1.4 million (NIS 4.8 million). During the first two years from the date of the separation agreement, 50% of the payments from Therapin will be transferred to a restricted deposit and form an additional resource of the Merger settlement fund. After two years, the contents of the restricted deposit, will be released to the Company, subject to court approval.

2.
The rest of the Payment Amount will be paid to the Company if, during the Payment Period, Therapin or a subsidiary completes an exit event, including listing on a stock exchange pursuant to a merger or IPO, and the Company will be given the option to receive shares in such merged company/issue, or payment of the remaining balance in cash.

3.
During the Payment Period, if Therapin has not completed one of the transactions as set out in Section 2, then in the event that Therapin generates a distributable surplus, Therapin will pay the Company an amount equivalent to 14.74% of the surplus balance as repayment on account of the outstanding balance (but in any case no more than the outstanding balance).

4.
In the event that, during or subsequent to the end of the Payment Period, Therapin distributes a dividend to its shareholders, and on that date there is a remaining outstanding balance of the Payment Amount, Therapin will pay the Company an amount equivalent to 14.74% of the dividend distributed to shareholders as repayment on account of the outstanding balance (but in any case no more than the outstanding balance).

5.	As a result of the separation agreement, the Company is no longer a shareholder in Therapin, but rather a debtholder.

The engagement in the separation agreement was decided in light of the Company’s change in direction to focus on the development of cultured meat technology, using three-dimensional printing.

The Company re-measured the asset using a fair value measurement at approximately USD 1.3 million (NIS 4.5 million). The fair value was assessed by capitalization of future cash flows (proceeds) at interest rates that reflect the level of risk (based on the duration of the debt) of these proceeds and were classified as Level 3 in the fair value hierarchy. The estimated capitalization interest was based on Therapin's financial statements, cash balances and liabilities, repayment dates, and analysis of the market in which Therapin operates. The expected additional payment event is 4.2 years, and the interest rate for capitalization of the debt is 10.23%-10.72%.

The revaluation was accounted for in other comprehensive income in the amount of USD 0.3 million (NIS 1.2 million). Any change in the fair value following the separation date, will be recognized through profit or loss.

During 2021, the Company received USD 149 thousand based on the agreement detailed above and recorded USD 193 thousand as re-valuation financing income in profit and loss.

B.	Investment in Peace Of Meat (‘POM’)

In October 2020, the Company announced that it had made an initial investment in Peace of Meat BV (POM), a leading developer of cultured fat products, in the amount of EUR 1 million (approximately USD 1.2 million) in return for approximately 5.65% of the outstanding equity of POM, post-allocation, as part of its planned full acquisition of POM, which was completed on February 10, 2021. Following the acquisition, POM was consolidated within the group, refer to Note 16.